Property, plant and equipment	12 Months Ended
Oct. 31, 2019
Property, plant and equipment [Abstract]
Property, plant and equipment
12 Property, plant and equipment

		Freehold land and buildings	Leasehold improvements	Computer equipment	Fixtures and fittings	Total
	Note	$m	$m	$m	$m	$m
Cost
At November 1, 2018		14.3	79.2	103.3	29.1	225.9
Acquisition – Interset Software Inc.	38	-	-	0.2	0.1	0.3
Additions		-	37.7	24.6	3.0	65.3
Disposals		-	(3.6)	(3.0)	-	(6.6)
Reclassification		-	-	19.8	(19.8)	-
Effects of movements in exchange rates		(0.3)	0.2	(0.5)	0.8	0.2
At October 31, 2019		14.0	113.5	144.4	13.2	285.1

Accumulated depreciation
At November 1, 2018		2.2	34.3	36.6	8.5	81.6
Charge for the period		0.3	18.8	46.1	1.3	66.5
Disposals		-	(1.7)	(1.3)	-	(3.0)
Reclassification		-	-	4.6	(4.6)	-
Effects of movements in exchange rates		(0.3)	0.3	(0.9)	0.4	(0.5)
At October 31, 2019		2.2	51.7	85.1	5.6	144.6
Net book amount at October 31, 2019		11.8	61.8	59.3	7.6	140.5
Net book amount at November 1, 2018		12.1	44.9	66.7	20.6	144.3

Net book value of $15.2m of laptop computer equipment previously disclosed as fixtures and fitting have been reclassified as computer equipment in the period.

		Freehold land and buildings	Leasehold improvements	Computer equipment	Fixtures and fittings	Total
	Note	$m	$m	$m	$m	$m
Cost
At May 1, 2017		14.3	27.3	32.6	6.0	80.2

Continuing operations:
Acquisition – HPE Software business	38	-	56.5	79.5	24.1	160.1
Acquisition – COBOL-IT	38	-	-	0.1	-	0.1
Additions		-	10.4	33.3	6.4	50.1
Disposals		-	(7.5)	(27.1)	(4.6)	(39.2)
Effects of movements in exchange rates		-	(3.4)	(8.2)	(2.5)	(14.1)

Discontinued operation:
Additions		-	-	2.0	-	2.0
Disposals		-	-	(0.1)	-	(0.1)
Effects of movements in exchange rates		-	-	0.3	-	0.3
Reclassification to current assets classified as held for sale	37	-	(4.1)	(9.1)	(0.3)	(13.5)
At October 31, 2018		14.3	79.2	103.3	29.1	225.9

Accumulated depreciation
At May 1, 2017		1.8	12.7	22.1	2.7	39.3

Continuing operations:
Charge for the period		0.4	26.3	50.7	11.2	88.6
Disposals		-	(4.0)	(26.9)	(3.7)	(34.6)
Effects of movements in exchange rates		-	(1.3)	(6.4)	(2.9)	(10.6)

Discontinued operation:
Charge for the period		-	2.7	2.6	1.3	6.6
Disposals		-	-	-	-	-
Effects of movements in exchange rates		-	-	0.1	-	0.1
Reclassification to current assets classified as held for sale	37	-	(2.1)	(5.6)	(0.1)	(7.8)
At October 31, 2018		2.2	34.3	36.6	8.5	81.6
Net book amount at October 31, 2018		12.1	44.9	66.7	20.6	144.3
Net book amount at May 1, 2017		12.5	14.6	10.5	3.3	40.9

Depreciation for the 12 months ended October 31, 2019 of $66.5m (18 months ended October 31, 2018: $95.2m) is included within administrative expenses and cost of sales in the Consolidated statement of comprehensive income. The carrying value of computer equipment held under finance leases and hire purchase contracts, as at October 31, 2019 was $20.9m (October 31, 2018: $25.9m).